Portfolio of Investments
Columbia Solutions Conservative Portfolio, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 14.7%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.4%
Canadian Government Bond
06/01/2028	2.000%	CAD	48,000	39,631
Chile 1.1%
Bonos de la Tesoreria de la Republica en pesos
03/01/2026	4.500%	CLP	75,000,000	108,346
China 0.4%
China Government Bond
11/21/2029	3.130%	CNY	260,000	37,560
Indonesia 1.5%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	2,200,000,000	151,852
Italy 0.8%
Italy Buoni Poliennali Del Tesoro(c)
09/01/2046	3.250%	EUR	23,000	31,485
03/01/2047	2.700%	EUR	37,000	46,159
Total				77,644
Japan 3.4%
Japan Government 10-Year Bond
03/20/2028	0.100%	JPY	6,100,000	57,275
Japan Government 20-Year Bond
06/20/2039	0.300%	JPY	2,650,000	24,105
12/20/2039	0.300%	JPY	15,400,000	139,939
Japan Government 30-Year Bond
06/20/2049	0.400%	JPY	1,800,000	15,911
12/20/2049	0.400%	JPY	10,600,000	93,450
Total				330,680
Mexico 1.5%
Mexican Bonos
05/31/2029	8.500%	MXN	2,952,900	152,544
South Africa 1.7%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	1,605,000	105,602
01/31/2030	8.000%	ZAR	1,096,000	58,210
Total				163,812
South Korea 1.5%
Korea Treasury Bond
12/10/2028	2.375%	KRW	85,000,000	76,508
06/10/2029	1.875%	KRW	82,560,000	71,557
Total				148,065
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Spain 1.2%
Spain Government Bond(c)
04/30/2029	1.450%	EUR	60,000	74,086
04/30/2030	0.500%	EUR	37,000	41,979
Total				116,065
United Kingdom 1.2%
United Kingdom Gilt(c)
10/22/2028	1.625%	GBP	35,000	48,992
06/07/2032	4.250%	GBP	17,000	30,839
01/22/2045	3.500%	GBP	18,000	36,718
Total				116,549
Total Foreign Government Obligations (Cost $1,477,056)				1,442,748

U.S. Treasury Obligations 26.2%

U.S. Treasury
08/31/2026	1.375%		163,000	172,462
08/15/2027	2.250%		321,000	360,473
11/15/2027	2.250%		310,000	349,089
08/15/2028	2.875%		275,000	325,703
11/15/2028	3.125%		264,000	319,192
05/15/2029	2.375%		256,800	296,363
08/15/2029	1.625%		258,000	281,502
11/15/2029	1.750%		250,000	276,016
02/15/2030	1.500%		170,000	183,786
Total U.S. Treasury Obligations (Cost $2,370,223)				2,564,586

Money Market Funds 54.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(d),(e)	5,373,529	5,373,529
Total Money Market Funds (Cost $5,372,993)		5,373,529
Total Investments in Securities (Cost: $9,220,272)		9,380,863
Other Assets & Liabilities, Net		407,253
Net Assets		9,788,116
Columbia Solutions Conservative Portfolio | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, June 30, 2020 (Unaudited)
At June 30, 2020, securities and/or cash totaling $431,178 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
266,000 CNY	37,328 USD	Citi	07/10/2020	—	(267)
673,522,000 IDR	45,982 USD	Citi	07/10/2020	—	(892)
89,132,000 KRW	72,552 USD	Citi	07/10/2020	—	(1,608)
2,000 MXN	90 USD	Citi	07/10/2020	3	—
86,151,000 CLP	107,173 USD	Goldman Sachs	07/10/2020	2,273	—
528,654,000 IDR	36,184 USD	Goldman Sachs	07/10/2020	—	(607)
92,000 GBP	114,943 USD	HSBC	07/10/2020	940	—
56,757,034 JPY	528,049 USD	HSBC	07/10/2020	2,343	—
3,474,000 MXN	156,861 USD	HSBC	07/10/2020	5,888	—
11,000 NOK	1,145 USD	HSBC	07/10/2020	2	—
163,000 SEK	17,429 USD	HSBC	07/10/2020	—	(65)
3,000 SGD	2,132 USD	HSBC	07/10/2020	—	(21)
1,259 USD	2,000 NZD	HSBC	07/10/2020	32	—
641 USD	6,000 SEK	HSBC	07/10/2020	2	—
1,705,000 ZAR	97,743 USD	HSBC	07/10/2020	—	(421)
8,000 SGD	5,741 USD	HSBC	07/13/2020	—	—
85,000 AUD	57,852 USD	Morgan Stanley	07/10/2020	—	(810)
40,000 CAD	29,464 USD	Morgan Stanley	07/10/2020	—	(1)
69,000 CHF	71,977 USD	Morgan Stanley	07/10/2020	—	(868)
91,000 DKK	13,599 USD	Morgan Stanley	07/10/2020	—	(124)
393,000 EUR	438,131 USD	Morgan Stanley	07/10/2020	—	(3,486)
91,000 GBP	113,683 USD	Morgan Stanley	07/10/2020	919	—
144,000 HKD	18,563 USD	Morgan Stanley	07/10/2020	—	(16)
1,305,000 ZAR	74,792 USD	Morgan Stanley	07/10/2020	—	(343)
986,363,000 IDR	67,430 USD	Standard Chartered	07/10/2020	—	(1,216)
85,836,000 KRW	69,900 USD	Standard Chartered	07/10/2020	—	(1,517)
Total				12,402	(12,262)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	2	09/2020	JPY	30,376,000	465	—
Australian 10-Year Bond	2	09/2020	AUD	297,577	4,362	—
Euro-Bund	1	09/2020	EUR	176,520	1,723	—
Euro-OAT	1	09/2020	EUR	167,650	2,556	—
Long Gilt	1	09/2020	GBP	137,640	177	—
MSCI EAFE Index	8	09/2020	USD	711,360	8,916	—
MSCI Emerging Markets Index	5	09/2020	USD	246,425	3,084	—
S&P 500 Index E-mini	9	09/2020	USD	1,390,590	29,903	—
S&P/TSX 60 Index	1	09/2020	CAD	185,700	2,379	—
U.S. Treasury 10-Year Note	5	09/2020	USD	695,859	1,866	—
U.S. Treasury 5-Year Note	6	09/2020	USD	754,453	1,575	—
U.S. Ultra Bond 10-Year Note	1	09/2020	USD	157,484	395	—
Total					57,401	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Schatz	(3)	09/2020	EUR	(336,420)	—	(188)

2	Columbia Solutions Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, June 30, 2020 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month NOK NIBOR	Fixed rate of 1.963%	Receives SemiAnnually, Pays Annually	Morgan Stanley	01/10/2030	NOK	240,000	(2,456)	—	—	—	(2,456)
3-Month SEK STIBOR	Fixed rate of 0.290%	Receives Quarterly, Pays Annually	Morgan Stanley	03/06/2030	SEK	625,000	22	—	—	22	—
Total							(2,434)	—	—	22	(2,456)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 34	Morgan Stanley	06/20/2025	5.000	Quarterly	5.169	USD	1,120,050	40,649	—	—	40,649	—
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	0.762	USD	595,000	7,284	—	—	7,284	—
Total								47,933	—	—	47,933	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	0.177%
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	0.480%
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $310,258, which represents 3.17% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	4,963,719	1,971,448	(1,564,129)	2,491	5,373,529	(41)	5,403	5,373,529
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
Columbia Solutions Conservative Portfolio | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, June 30, 2020 (Unaudited)
Currency Legend  (continued)
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Solutions Conservative Portfolio | Quarterly Report 2020